Share-based payment	12 Months Ended
Dec. 31, 2022
Share-based payment
Share-based payment

27.Share-based payment

(a)Share incentive plans

The Group has employee share incentive plans for its key employees, key management and consultants, which were approved by its board of directors. The purpose is to provide incentives and rewards to eligible participants for their contribution or potential contribution to the Group and to recruit and retain high calibre persons who are valuable to the Group.

The plans provide for the issuance of up to an aggregate of 54,791,600 of the Company’s ordinary shares, out of which 21,340,740 and 16,534,690 ordinary shares have been issued but deemed not outstanding as of December 31, 2021 and 2022, respectively.

Pursuant to the plans, a grantee has the right to subscribe for the ordinary shares at a price determined by the board of directors of the Company. The awards granted can only vest if the performance conditions (including certain annual performance rating and sales or development performance indicator, which have been defined on grant date) and service conditions are met. The service condition of the awards granted to employees and key management is usually four years since the grant date and 25% of the granted awards are progressively vested on each anniversary of the grant date. The service condition for consultants is one to three years. Grantees who leave the Group before the exercisable date will lose their entitlement to the vested awards. Awards granted typically expire in ten years from the grant date as stated in grant agreements.

Participation in the plans is at the discretion of the board of directors of the Company and no individual has contractual right to participate in the plans or receive any guaranteed benefits.

Set out below are movements of awards during the reported periods.

	Year ended December 31,
	2020		2021		2022
	Exercise	Number of	Exercise	Number	Exercise	Number of
	price	awards	price	of awards	price	awards
	(Note (iii))		(Note (iii))		(Note (iii))
Outstanding at beginning of the year	US$0.03	23,481,970	US$0.13	26,216,268	US$0.32	17,456,299
Granted during the year	US$0.88	3,035,000	US$0.96	2,701,746	US$0.99	261,045
Exercised during the year	—	—	US$0.03	(11,164,880)	US$0.03	(3,993,550)
Forfeited (Note (i))	US$0.03	(300,702)	US$0.14	(296,835)	US$0.92	(611,430)

Outstanding at end of the year	US$0.13	26,216,268	US$0.32	17,456,299	US$0.39	13,112,364

Exercisable at end of the year (Note (ii))	US$0.03	14,897,089	US$0.10	10,006,742	US$0.22	9,708,447

Note:

(i)	The shares are forfeited if the employment terminates or the performance condition is not met.

27.Share-based payment (Continued)

(a)	Share Incentive Plan (Continued)

Note (Continued):

(ii)	Awards are only exercisable after vesting periods.
(iii)	Exercise prices are shown as weighted average as applicable.

The weighted average remaining contractual lives of awards outstanding as of December 31, 2020, 2021 and 2022 are 7.3 years and 6.9 years and 6.1 years, respectively.

Fair value of awards granted

The Group used the discounted cash flow method to determine the underlying equity fair value and adopted equity allocation model to determine the fair value of the underlying ordinary shares prior to IPO, subsequent to which the fair value of the shares is calculated based on the quoted market price of the Company’s shares at the respective grant date.

Based on the fair value of underlying ordinary shares, the Group used Binominal option-pricing model to determine the fair value of awards as of each of the grant dates. Key assumptions for the awards granted are set as below:

Year of grant	2020	2021	2022
Fair values at grant date (US$ per share)	1.76-2.38	1.96-4.51	0.00-1.15
Exercise prices (US$ per share)	0.03-0.99	0.03-0.99	0.99
Risk-free interest rates	0.64%-0.67%	1.48%-1.67%	3.89%-3.90%
Dividend yield	nil	nil	nil
Expected volatilities	54.90%-55.10%	53.40%-55.60%	61.90%-62.13%
Expected term	10 years	10 years	10 years

(b)          Restriction of ordinary shares held by Founders

On May 7, 2015, an aggregate of 16,527,600 ordinary shares of Genetron Health at par value of RMB1.00 per share (equivalent to 82,638,000 ordinary shares of the Company at par value of US$0.03 per share, with each share of Genetron Health having been converted to five shares of the Company in July 2019) were issued to three directors, who are also Founders of Genetron Health. In accordance with Series A financing agreement on July 17, 2015, all the ordinary shares held by the individual Founders were put in escrow since that date with a five-year service condition (which was subsequently fulfilled during 2020). Such restriction was deemed as a compensatory arrangement for services to be provided by the Founders and therefore accounted for as a share-based compensation arrangement.

27.Share-based payment (Continued)

(b)	Restriction of ordinary shares held by Founders (Continued)

The movement of the restricted shares for the years ended December 31, 2020, 2021 and 2022 are summarized as below:

Number of restricted shares
of the Company
(in thousands)

Outstanding at January 1, 2020	7,024
Vested and released	(7,024)
Outstanding at December 31, 2020, 2021 and 2022	—

(c)	Share-based payment to a Founder

Pursuant to the Series A preferred shares agreement in July 2015, a Founder was granted the right to subscribe for shares of Genetron Health amounted to 3% to 5% of its total shares outstanding at par value of RMB1.00 per share if the appraised value of Genetron Health reached RMB590 million before Series B preferred shares financing. The shares had a five-year service condition (which was subsequently fulfilled during 2020).

The market condition of target appraised value was met in 2016 and the Founder was allowed to subscribe for 2,173,600 shares (representing 5% of the total number of ordinary and preferred shares then outstanding) of Genetron Health at RMB1.00 per share (equivalent to 10,868,000 shares of the Company at par value of US$0.03 per share, with each share of Genetron Health having been converted to five shares of the Company in July 2019).

27.Share-based payment (Continued)

(d)Share-based compensation expenses were charged in the following categories in the consolidated statements of loss:

	Year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Cost of revenue	300	808	485
Selling expenses	3,906	15,243	5,206
Administrative expenses	15,013	19,346	4,162
Research and development expenses	10,732	18,747	7,640
	29,951	54,144	17,493